Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Supplemental Cash Flow Information Related to Operating and Financing Leases

The following table presents supplemental cash flow information related to operating and financing leases for the periods presented (in thousands):

	Six Months Ended June 30,
Cash paid for amounts included in the measurement of lease liabilities:	2025	2024
Operating cash flows from operating leases	$730	$707
Operating cash flows from financing leases	$12	$16
Financing cash flows from financing leases	$34	$45

The following table presents supplemental cash flow information related to operating and financing leases for the periods presented (in thousands):

	Year Ended December 31,
Cash paid for amounts included in the measurement of lease liabilities:	2024	2023
Operating cash flows from operating leases	$1,424	$1,759
Operating cash flows from financing leases	30	22
Financing cash flows from financing leases	82	101
Right-of-use assets obtained in exchange for new lease liabilities:
Operating lease	$—	$4,735

Schedule of Supplemental Balance Sheet Information Related to Operating and Financing Leases

The following table presents supplemental balance sheet information related to operating and financing leases for the periods presented (in thousands, except lease term and discount rate):

	June 30, 2025	December 31, 2024
	(Unaudited)
Operating leases
Right-of-use assets, net	$2,333	$2,934
Right-of-use lease liabilities, current	$1,304	$1,204
Right-of-use lease liabilities, noncurrent	993	1,845
Total operating lease liabilities	$2,297	$3,049
Financing Leases
Machinery and equipment, gross	$779	$588
Accumulated depreciation	(402)	(333)
Machinery and equipment, net	$377	$255
Current liabilities	$113	$66
Noncurrent liabilities	226	145
Total financing lease liabilities	$339	$211
Weighted average remaining lease term
Operating leases	1.7 years	2.2 years
Financing leases	3.2 years	3.2 years
Weighted average discount rate
Operating leases	11.71%	11.75%
Financing leases	9.18%	12.13%

The following table presents supplemental balance sheet information related to operating and financing leases for the periods presented (in thousands, except lease term and discount rate):

	Year Ended December 31,
	2024	2023
Operating leases
Right-of-use assets, net	$2,934	$4,073
Right-of-use lease liabilities, current	$1,204	$1,035
Right-of-use lease liabilities, noncurrent	1,845	3,037
Total operating lease liabilities	$3,049	$4,072
Financing Leases
Machinery and equipment, gross	$588	$607
Accumulated depreciation	(333)	(251)
Machinery and equipment, net	$255	$356
Current liabilities	$66	$81
Noncurrent liabilities	145	216
Total financing lease liabilities	$211	$297
Weighted average remaining lease term
Operating leases	2.2 years	3.2 years
Financing leases	3.2 years	3.9 years
Weighted average discount rate
Operating leases	11.75%	11.80%
Financing leases	12.13%	12.10%

Schedule of Future Minimum Lease Commitments

The following table presents future minimum lease commitments as of June 30, 2025 (in thousands):

	Operating Leases	Financing Leases
Year Ending December 31,
2025 (July – December)	$738	$71
2026	1,512	132
2027	295	94
2028	2	76
2029	—	17
2030 and thereafter	—	—
Total minimum lease payments	2,547	390
Less: amounts representing interest	(250)	(51)
Present value of net minimum lease payments	$2,297	339

The following table presents future minimum lease commitments as of December 31, 2024 (in thousands):

	Operating Leases	Financing Leases
Year Ending December 31,
2025	1,463	88
2026	1,505	85
2027	485	51
2028	2	34
2029	—	—
2030 and thereafter	—	—
Total minimum lease payments	3,455	258
Less: amounts representing interest	(406)	(47)
Present value of net minimum lease payments	$3,049	$211